UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2001
Institutional Investment Manager Filing this Report:
	Name:	GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
		Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	October 1, 2001

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	14,029,000

<PAGE

FORM 13F INFORMATION TABLE
				TITLE/		VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
---------------------- ----- ----------- ------ --------	----- ---- ------
ADVANCEDPCS			COM	00790k109	1148	16000		8000	0	8000
AIRBORNE INC		COM	009269101	583	61000		31000	0	30000
AMERICAN GREETINGS	COM	026375105	861	65000		35000	0	30000
AMERICAN STATES WATER	COM	029899101	370	10000		0	0	10000
BOISE CASCADE		COM	097383103	590	20000		10000	0	10000
CH ENERGY GROUP		COM	12541M102	589	14500		8500	0	6000
COMSTOCK RESOURCES	COM	205768203	517	87000		43000	0	44000
DQE INC			COM	23329J104	596	31000		15000	0	16000
FOREST OIL			COM	346091606	694	28000		16000	0	12000
FREMONT GENERAL		COM	357288109	764	140000	65000	0	75000
GOODRICH CO			COM	382388106	565	29000		15000	0	14000
GREY WOLF			COM	397888108	288	160000	62000	0	98000
I2 TECHNOLOGIES		COM	465754109	206	60000		31000	0	29000
IMCO RECYCLING		COM	449681105	624	80000		40000	0	40000
LANDAMERICA FINANCIAL	COM	514936103	765	23000		11000	0	12000
MCDERMOTT			COM	580037109	487	59000		31000	0	28000
OWENS-ILLINOIS INC	COM	690768403	286	71000		32000	0	39000
POTLATCH CORP		COM	737628107	453	16800		8800	0	8000
RANGE RESOURCES		COM	75281A109	618	130000	80000	0	50000
SOUTHWEST GAS		COM	844895102	721	34000		16000	0	18000
SUNRISE ASSTD LIVING	COM	86768K106	775	30000		15000	0	15000
SUPERIOR ENERGY SVCS	COM	868157108	319	54000		29000	0	25000
VENTAS INC			COM	92276F100	488	45000		25000	0	20000
VERTEX PHARMACEUTICALS	COM	92532F100	291	16120		8680	0	7440
WEIS MARKETS		COM	948849104	431	15500		7500	0	8000